LAND USE RIGHTS, NET - Land use rights, net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
LAND USE RIGHTS, NET
Land use rights	¥ 6,260		¥ 13,860
Accumulated amortization	(4,406)		(4,075)
Land use rights, net	¥ 1,854	$ 286	¥ 9,785